Acquisition-related Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 9,637.2	$ 7,121.5
Accumulated Amortization	(3,169.3)	(2,539.1)
Definite-Lived Intangible Assets, Net	6,467.9	4,582.4
Amortization of acquisition-related intangible assets	647.9	554.7	579.9
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,348.0	1,331.3
Acquisition-related Intangible Assets, Gross	10,985.2	8,452.8
Acquisition-related Intangible Assets, net of Accumulated Amortization	7,815.9	5,913.7
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	735.5
2013	722.3
2014	685.8
2015	666.3
2016	632.9
2017 and thereafter	3,025.1
Definite-Lived Intangible Assets, Net	6,467.9	4,582.4
Tradenames [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,326.9	1,326.9
In-process Research and Development [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	21.1	4.4
Minimum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	6,572.6	5,215.8
Accumulated Amortization	(2,146.5)	(1,741.3)
Definite-Lived Intangible Assets, Net	4,426.1	3,474.5
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	4,426.1	3,474.5
Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	2,268.5	1,266.7
Accumulated Amortization	(726.7)	(546.1)
Definite-Lived Intangible Assets, Net	1,541.8	720.6
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	1,541.8	720.6
Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	763.0	605.3
Accumulated Amortization	(264.9)	(221.6)
Definite-Lived Intangible Assets, Net	498.1	383.7
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	498.1	383.7
Patents [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	19.5	19.7
Accumulated Amortization	(18.5)	(17.9)
Definite-Lived Intangible Assets, Net	1.0	1.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	1.0	1.8
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	13.6	14.0
Accumulated Amortization	(12.7)	(12.2)
Definite-Lived Intangible Assets, Net	0.9	1.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	0.9	1.8
Discontinued Operations [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		197.5
Accumulated Amortization		(70.1)
Definite-Lived Intangible Assets, Net		127.4
Amortization of acquisition-related intangible assets	4.2	17.0	17.1
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		127.4
Discontinued Operations [Member] | Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		70.7
Accumulated Amortization		(25.4)
Definite-Lived Intangible Assets, Net		45.3
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		45.3
Discontinued Operations [Member] | Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		55.9
Accumulated Amortization		(24.1)
Definite-Lived Intangible Assets, Net		31.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		31.8
Discontinued Operations [Member] | Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		70.9
Accumulated Amortization		(20.6)
Definite-Lived Intangible Assets, Net		50.3
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		$ 50.3